INVENTORIES	6 Months Ended
Jun. 30, 2021
Inventory, Net [Abstract]
INVENTORIES
NOTE 4:-	INVENTORIES

	June 30,	December 31,
	2021	2020
	Unaudited
Raw materials	2,162	1,821
Work-in-progress	1,477	1,348
Finished goods	265	535

	3,904	3,704

During the periods ended June 30 2021 and December 31, 2020, the Company recorded inventory write-offs in the amounts of $293 and $588, respectively. Such write-offs were included in cost of revenues.